INCOME TAX - Schedule of calculation of the deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [line items]
Net Operating Losses at year-end	$ (18,233)	$ (13,561)	$ (76,256)
Tax rates used:	3,866	5,770	11,023
Deferred tax assets	29,211	27,025	33,735
Current net deferred tax assets	5,400	2,400
Tax losses
Deferred tax assets [line items]
Deferred tax assets	3,546	7,776	$ 5,772
NETHERLANDS
Deferred tax assets [line items]
Net Operating Losses at year-end	13,556	25,364
Tax rates used:	3,497	6,545
NETHERLANDS | 2023 and Later
Deferred tax assets [line items]
Tax rates used:	3,497	6,545
NETHERLANDS | Tax losses
Deferred tax assets [line items]
Deferred tax assets	3,497	6,545
U.S.
Deferred tax assets [line items]
Net Operating Losses at year-end	670	4,356
Tax rates used:	49	1,231
U.S. | 2023 and Later
Deferred tax assets [line items]
Tax rates used:	49
U.S. | 2022
Deferred tax assets [line items]
Tax rates used:	0	1,231
U.S. | Tax losses
Deferred tax assets [line items]
Deferred tax assets	$ 49	$ 1,231